Contingencies	6 Months Ended
Jun. 30, 2021
Contingencies
Contingencies

Note 21 – Contingencies

Canada Revenue Agency Audit:

The CRA is conducting an audit of Franco-Nevada for the 2012-2017 taxation years. The following table provides a summary of the various CRA audit and reassessment matters further detailed below:

	CRA Position	Taxation Years Reassessed	Potential Exposure for Tax, Interest and Penalties (in millions)
Canadian Domestic Tax Matters	Upfront payment made in connection with precious metal stream agreements should be deducted for income tax purposes in a similar manner to how such amount is expensed for financial statement purposes.	2014, 2015

For 2014-2015:

Tax: $1.1 (C$1.4)

Interest and other penalties: $0.2 (C$0.2)

If CRA were to reassess the 2016-2020 taxation years on the same basis:

Tax: $34.6 (C$42.8)

Interest and other penalties: $5.2 (C$6.4)

Transfer Pricing (Mexico)

Transfer pricing provisions in the Act (as defined below) apply such that a majority of the income earned by the Company’s Mexican subsidiary should be included in the income of the Company and subject to tax in Canada.

2013, 2014, 2015

For 2013-2015:

Tax: $20.4 (C$25.3)

Transfer pricing penalties: $8.3 (C$10.3)

Interest and other penalties: $8.2 (C$10.3)

If CRA were to reassess the 2016-2020 taxation years on the same basis:

Tax: $3.7 (C$4.6)

Transfer pricing penalties: $1.4 (C$1.7)

Interest and other penalties: $1.0 (C$1.2)

Transfer Pricing (Barbados)

Transfer pricing provisions in the Act (as defined below) apply such that a majority of the income relating to certain precious metal streams earned by the Company’s Barbadian subsidiary should be included in the income of the Company and subject to tax in Canada.

2014, 2015

For 2014-2015:

Tax: $5.4 (C$6.7)

Transfer pricing penalties: $2.0 (C$2.5)

Interest and other penalties: $2.0 (C$2.5)

If CRA were to reassess the 2016-2020 taxation years on the same basis:

Tax: $140.6 (C$174.2)

Transfer pricing penalties: $52.9 (C$65.6)

Interest and other penalties: $14.6 (C$18.1)

FAPI (Barbados)

The FAPI provisions in the Act (as defined below) apply such that a majority of the income relating to precious metal streams earned by the Company’s Barbadian subsidiary, in 2012 and 2013, should be included in the income of the Company and subject to tax in Canada.

		2012, 2013	For 2012-2013: Tax: $6.2 (C$7.7) Interest and other penalties: $2.7 (C$3.4) Based on CRA’s proposal letter, no reassessments for this issue for years after 2013 are expected.

(a)	Canadian Domestic Tax Matters (2014-2015):

In October 2019, certain wholly-owned Canadian subsidiaries of the Company received Notices of Reassessment for the 2014 and 2015 taxation years (the “Domestic Reassessments”) in which the CRA increased income by adjusting the timing of the deduction of the upfront payments which were made in connection with precious metal stream agreements. The CRA’s position is that the upfront payment should be deducted for income tax purposes in a similar manner to how such upfront payment is expensed for financial statement purposes. Consequently, the CRA’s position results in a slower deduction of the upfront payment and an acceleration of the payment of Canadian taxes. This results in the Company being subject to an incremental payment of Federal and provincial income taxes for these years of $1.1 million (C$1.4 million) (after applying available non-capital losses and other deductions) plus estimated interest (calculated to June 30, 2021) and other penalties of $0.2 million (C$0.2 million). The Company has filed formal Notices of Objection with the CRA against the Domestic Reassessments and has posted security in cash for 50% of the reassessed amounts of tax, interest and penalties. The Company has commenced an appeal in the Tax Court of Canada with respect to these reassessments.

If the CRA were to reassess the particular Canadian subsidiaries for taxation years 2016 through 2020 on the same basis, the Company estimates that it would be subject to an incremental payment of Canadian tax (after applying available non-capital losses and other deductions) of approximately $8.1 million (C$10.0 million) for 2016 and $26.5 million (C$32.8 million) for 2017 through 2020 plus interest (calculated to June 30, 2021) and other penalties of approximately $5.2 million (C$6.4 million). Similarly, an additional amount of tax, interest and applicable penalties would arise for the 2021 taxation year.

On August 9, 2021, the Company received a proposal letter (the “Proposal Letter”) in which the CRA proposes to reassess a wholly-owned Canadian subsidiary of the Company for the 2016 taxation year on the same basis as the Domestic Reassessments as described above. The CRA proposes to increase the Canadian subsidiary’s taxable income by $31.9 million that would result in an incremental payment of Canadian tax of approximately $8.1 million (C$10.0 million) plus interest and applicable penalties, consistent with the estimate disclosed above.

(b)	Mexico (2013-2015):

In December 2018, the Company received a Notice of Reassessment from the CRA for the 2013 taxation year (the “2013 Reassessment”) in relation to its Mexican subsidiary. The reassessment was made on the basis of the transfer pricing provisions in the Income Tax Act (Canada) (the “Act”) and asserts that a majority of the income earned by the Mexican subsidiary should have been included in the income of the Company and subject to tax in Canada. The 2013 Reassessment results in additional Federal and provincial income taxes of $8.7 million (C$10.8 million) plus estimated interest (calculated to June 30, 2021) and other penalties of $3.8 million (C$4.7 million) but before any relief under the Canada-Mexico tax treaty.

In December 2019, the Company received Notices of Reassessment for the 2014 and 2015 taxation years (the “2014 and 2015 Reassessments”) on the same basis as the 2013 Reassessment, resulting in additional Federal and provincial income taxes of $11.7 million (C$14.5 million) plus estimated interest (calculated to June 30, 2021) and other penalties of $4.5 million (C$5.6 million) but before any relief under the Canada-Mexico tax treaty.

The Company has filed formal Notices of Objection with the CRA against the 2013 Reassessment and the 2014 and 2015 Reassessments and has posted security in the form of a standby letter of credit for 50% of the reassessed amounts of tax, interest and penalties, as referenced in Note 9 (a). Further, the Company has commenced an appeal in the Tax Court of Canada with respect to these reassessments.

For taxation years 2013 through 2015, the Company’s Mexican subsidiary paid a total of $30.3 million (419.4 million Pesos) in cash taxes, at a 30% tax rate, to the Mexican tax authorities on income earned in Mexico. If required, the Company intends to seek relief from double taxation under the Canada-Mexico tax treaty.

In December 2020, the CRA issued revised 2013 Reassessment and 2014 and 2015 Reassessments to include transfer pricing penalties of $8.3 million (C$10.3 million). The Company has filed formal Notices of Objection with the CRA against these revised reassessments and has posted security in the form of cash for 50% of the reassessed amounts of penalties. The Company intends to commence an appeal in the Tax Court of Canada with respect to these revised reassessments.

If the CRA were to reassess the Company for taxation years 2016 through 2020 on the same basis and continue to apply transfer pricing penalties, the Company estimates that it would be subject to additional Canadian tax for these years of approximately $3.7 million (C$4.6 million), transfer pricing penalties of approximately $1.4 million (C$1.7 million) plus interest (calculated to June 30, 2021) and other penalties of approximately $1.0 million (C$1.2 million) but before any relief under the Canada-Mexico tax treaty. The Company’s Mexican subsidiary paid $3.8 million (71.0 million Pesos) in cash taxes, at a 30% tax rate, to the Mexican tax authorities on income earned in Mexico for the 2016 year and ceased operations after 2016.

(c)	Barbados (2014-2015):

The 2014 and 2015 Reassessments also reassess the Company in relation to its Barbadian subsidiary. The reassessments were made on the basis of the transfer pricing provisions in the Act and assert that a majority of the income relating to certain precious metal streams earned by the Barbadian subsidiary should have been included in the income of the Company and subject to tax in Canada, resulting in additional Federal and provincial income taxes of $5.4 million (C$6.7 million) plus estimated interest (calculated to June 30, 2021) and other penalties of $2.0 million (C$2.5 million). As noted previously, the Company has filed formal Notices of Objection with the CRA against the 2014 and 2015 Reassessments and has posted security in the form of a standby letter of credit for 50% of the reassessed amounts of tax, interest and penalties, as referenced in Note 9 (a). Further, the Company has commenced an appeal in the Tax Court of Canada with respect to the 2014 and 2015 Reassessments.

As noted above, in December 2020, the CRA issued revised 2014 and 2015 Reassessments to include transfer pricing penalties of $2.0 million (C$2.5 million). The Company has filed formal Notices of Objection with the CRA against these revised reassessments and has posted security in the form of cash for 50% of the reassessed amounts of penalties. The Company intends to commence an appeal in the Tax Court of Canada with respect to these revised reassessments.

If the CRA were to reassess the Company for taxation years 2016 through 2020 on the same basis and continue to apply transfer pricing penalties, the Company estimates that it would be subject to additional Canadian tax for these years of approximately $140.6 million (C$174.2 million), transfer pricing penalties of approximately $52.9 million (C$65.6 million) plus interest (calculated to June 30, 2021) and other penalties of approximately $14.6 million (C$18.1 million). Similarly, an additional amount of tax, interest and applicable penalties would arise for the 2021 taxation year.

(d)	Barbados (2012-2013):

In August 2020, the Company received Notices of Reassessment for the 2012 and 2013 taxation years (the “FAPI Reassessments” and, collectively with the Domestic Reassessments, the 2013 Reassessment and the 2014 and 2015 Reassessments, the “Reassessments”) in relation to its Barbadian subsidiary. The reassessments assert that a majority of the income relating to precious metal streams earned by the Barbadian subsidiary, in those years, should have been included in the income of its Canadian parent company and subject to tax in Canada as Foreign Accrual Property Income (“FAPI”). The CRA has noted that its position may not extend beyond the 2013 taxation year. The FAPI Reassessments result in additional Federal and provincial income taxes of $6.2 million (C$7.7 million) plus estimated interest (calculated to June 30, 2021) and other penalties of $2.7 million (C$3.4 million). The Company has filed formal Notices of Objection with the CRA against the FAPI Reassessments and has posted security in cash for 50% of the reassessed amounts of tax, interest and penalties.

Management believes that the Company and its subsidiaries have filed all tax returns and paid all applicable taxes in compliance with Canadian and applicable foreign tax laws and, as a result, no amounts have been recorded in the financial statements of the Company for the Reassessments, the Proposal Letter, or for any potential tax exposure that may arise in respect of these matters. The Company does not believe that the Reassessments or the Proposal Letter are supported by Canadian tax law and jurisprudence and intends to vigorously defend its tax filing positions.

The CRA audit is ongoing and there can be no assurance that the CRA will not further challenge the manner in which the Company or any of its subsidiaries has filed its tax returns and reported its income. In the event that the CRA successfully challenges the manner in which the Company or a subsidiary has filed its tax returns and reported its income, this could potentially result in additional income taxes, penalties and interest, which could have a material adverse effect on the Company.